                                                       1933 Act File No. 2-66437
                                                      1940 Act File No. 811-2993

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.         ....................
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    Post-Effective Amendment No.   40   ....................        X
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                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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    Amendment No.   33  ....................................        X
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                            EDWARD JONES MONEY MARKET FUND

                  (Exact Name of Registrant as Specified in Charter)

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                              Federated Investors Tower,
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 __ immediately upon filing pursuant to paragraph (b)
 X  on April 26, 2002, pursuant to paragraph (b)
 __ 60 days after filing pursuant to paragraph (a) (i)
 __ on _____________, pursuant to paragraph (a) (i).
 __ 75 days after filing pursuant to paragraph (a)(ii)
 __ on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky
2101 L Street, N.W.
Washington, D.C. 20037

Edward Jones Money Market Fund

PROSPECTUS

April 30, 2002

INVESTMENT SHARES
RETIREMENT SHARES

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing in a portfolio of short-term money market instruments.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Serving Individual Investors Since 1871

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 6

How is the Fund Sold? 6

How to Purchase Shares 7

How to Redeem and Exchange Shares 8

Account and Share Information 10

Who Manages the Fund? 11

Financial Information 12

Report of Ernst & Young LLP, Independent Auditors 24

Board of Trustees and Fund Officers 25

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of short-term U.S. Treasury and government agency securities. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

Historically, the Fund's Investment Shares have maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund's Investment Shares total returns on a calendar year-end basis.

The Fund's Investment Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.

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The Fund's Investment Shares total return for the three month period from January 1, 2002 to March 31, 2002 was 0.30%.

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Within the period shown in the bar chart, the Fund's Investment Shares highest quarterly return was 1.45% (quarters ended September 30, 2000 and December 31, 2000). Its lowest quarterly return was 0.43% (quarter ended December 31, 2001).

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Average Annual Total Return Table

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The following table represents the Fund's Investment Shares Average Annual Total Returns for the calendar periods ended December 31, 2001. Total return information for the Fund's Retirement Shares will be provided after the Fund's Retirement Shares have been in operation for a full calendar year.

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Calendar Period	Fund
1 Year	3.39%
5 Years	4.56%
10 Years	4.12%

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The Fund's Investment Shares 7-Day Net Yield as of December 31, 2001 was 1.38%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

EDWARD JONES MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Investment Shares or Retirement Shares.

Shareholder Fees	Investment Shares	Retirement Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[1]	0.41%	0.41%
Distribution (12b-1) Fee	None	None
Shareholder Services Fee	0.25%	0.25%
Other Expenses	0.17%	0.64%
Total Actual Annual Fund Operating Expenses	0.83%	1.30%

1 The maximum management fee is 0.500% of the first $500 million in average daily net assets, 0.475% of the second $500 million in average daily net assets, 0.450% of the third $500 million in average daily net assets, 0.425% of the fourth $500 million in average daily net assets, and 0.400% of average daily net assets in excess of $2 billion.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Investment Shares and Retirement Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Investment Shares and Retirement Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Investment Shares and Retirement Shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years
Investment Shares	$ 85	$265	$460	$1,025

Retirement Shares	$132	$412	$713	$1,568

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
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  the potential effects of foreign economic activity on U.S. short-term interest rates.
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The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. The following describes the type of fixed income securities in which the Fund may invest.

U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.

Government Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISK

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISK

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern Time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $1,000, except that there is no minimum requirement for those shareholders in the Edward D. Jones & Co. Complete Financial Organization (CFO) Accounts or who have signed an Automatic Collection and Reinvestment Service Agreement.

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THE EDWARD JONES CFO ACCOUNTS

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This program provides a convenient method for investment by linking your Fund account and the Edward D. Jones & Co. Brokerage Account. As a CFO Account subscriber, you will have a free credit balance in the Brokerage Account and will automatically have this sum invested in your Fund account on a daily basis. CFO Accounts also permit daily, automatic redemption of Fund Shares to satisfy debit balances in your Brokerage Accounts. At present, there is no fee for this service, but Edward D. Jones & Co. reserves the right to charge a fee in the future.

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How is the Fund Sold?

The Fund offers two share classes: Investment Shares and Retirement Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individual, joint, custodial, trust, fiduciary, corporate, partnership, association or proprietorship accounts.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

How to Purchase Shares

You may purchase Shares by check or wire. Fund Shares purchased before 3:00 p.m. (Eastern time) earn dividends that day. Payment should be made in U.S. dollars and drawn on a U.S. bank.

When payment is made by check, the order is considered received after the check is converted into federal funds by Edward D. Jones & Co. This is normally within two business days of receiving the check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund incurs. Checks originally payable to someone other than you or Edward D. Jones & Co. (third-party checks) are not accepted.

When payment is made by wire with federal funds, the order is considered received immediately. The Fund reserves the right to reject any request to purchase Shares.

BY CHECK

To purchase Shares by check:

  sign the Automatic Collection and Reinvestment Service Agreement;
  complete and sign a checkwriting application;1
  enclose a check for $1,000 or more made payable to Edward D. Jones & Co.; and
  send the check and any completed forms to your local Edward D. Jones & Co. office with instructions that it be invested in the Fund.

BY WIRE

Shares may be purchased with federal funds sent by Federal Reserve or bank wire. This method results in a more rapid investment in Fund Shares. Contact your Edward D. Jones & Co. investment professional before wiring any funds. You cannot purchase Shares by wire on holidays when wire transfers are restricted.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange of shares you own in certain funds advised and distributed by affiliates of Federated Investors, Inc. (Federated Funds). Or, you may purchase shares of certain Federated Funds by exchanging your Fund Shares. Sales charges may apply in purchasing some Federated Funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations. Contact Edward D. Jones & Co. directly or Federated Securities Corp. at 1-800-341-7400 for information on and prospectuses for the Federated Funds into which your Shares may be exchanged.

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1 This form is available from your Edward D. Jones & Co. investment professional. It is optional but recommended.

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RETIREMENT INVESTMENTS

You may purchase Retirement Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your Edward D. Jones & Co. investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member.

How to Redeem and Exchange Shares

You may redeem or exchange Shares by submitting a request by telephone or by mail to your Edward D. Jones & Co. investment professional.

BY TELEPHONE

You may redeem or exchange Shares by calling your Edward D. Jones & Co. investment professional.

If you call before 3:00 p.m. (Eastern time), your redemption will be mailed to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time), your redemption will be mailed to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem or exchange Shares by mailing a written request to Edward D. Jones & Co. Call your Edward D. Jones & Co. investment professional for specific instructions before redeeming by letter.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

All written requests must include:

  Fund Name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of certain Federated Funds. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

CHECKWRITING

You may request checks to redeem your Investment Shares. Your account will continue to receive the daily dividend declared on the Investment Shares being redeemed until the check is presented for payment. You may not write checks to redeem Investment Shares directly from Federated Shareholder Services Company or to close an account. The checkwriting privilege may be discontinued at any time. For further information, including minimum checkwriting requirements, contact your Edward D. Jones & Co. investment professional.

VISA ACCOUNT

You may establish a VISA account that allows you to redeem Investment Shares with a VISA card or VISA checks. A shareholder with a VISA account may not use the Fund checking account privileges (only one checkwriting option may be chosen). The VISA privilege may be discontinued at any time. For further information, contact your Edward D. Jones & Co. investment professional.

ADDITIONAL CONDITIONS

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

ACCOUNT ACTIVITY

You will receive monthly statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the second business day after your wire is received. If you purchase Shares by check, you begin earning dividends on the third business day after your check is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, you must maintain a $2,500 average monthly account balance in any month in Investment Shares. Otherwise, Edward D. Jones & Co. will charge you a $3.00 fee for that month. Checkwriting, VISA and CFO Account privileges will be deleted from Investment Share accounts with a zero balance after 90 days. Retirement Share accounts may be subject to the policy in the future.

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TAX INFORMATION

Edward D. Jones & Co. sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Passport Research Ltd. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below.

Average Daily Net Assets	Advisory Fee as Percentage of Average Daily Net Assets
First $500 million	0.500%
Second $500 million	0.475%
Third $500 million	0.450%
Fourth $500 million	0.425%
Over $2 billion	0.400%

Financial Information

FINANCIAL HIGHLIGHTS

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Effective April 9, 2001, the Fund added a new class of shares named Retirement Shares. The existing class of Shares was renamed Investment Shares. The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years or since inception, as applicable. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights--Investment Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 24.

Year Ended February 28 or 29	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.04	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	2.75%	5.62%	4.43%	4.63%	4.84%

Ratios to Average Net Assets:

Expenses	0.83%	0.91%	0.94%	0.87%	0.89%

Net investment income	2.75%	5.47%	4.35%	4.50%	4.72%

Supplemental Data:

Net assets, end of period (000 omitted)	$9,722,644	$11,019,037	$8,761,300	$7,671,750	$5,805,434

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Retirement Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 24.

Period Ended February 28	2002 [1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.01
Less Distributions:
Distributions from net investment income	(0.01)

Net Asset Value, End of Period	$1.00

Total Return[2]	1.41%

Ratios to Average Net Assets:

Expenses	1.30%[3]

Net investment income	1.78%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$1,826,666

1 Reflects operations for the period from May 21, 2001 (date of initial public investment) to February 28, 2002.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2002

Principal Amount			Value
		GOVERNMENT AGENCIES--39.4%
$31,000,000	[1]	Federal Farm Credit System Floating Rate Note, 1.670%, 3/1/2002	$30,999,214
40,000,000	[2]	Federal Home Loan Bank System Discount Notes, 4.170% - 4.300%, 3/18/2002 - 3/28/2002	39,886,966
714,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.570% - 1.740%, 3/2/2002 - 4/21/2002	713,636,306
416,750,000		Federal Home Loan Bank System Notes, 2.200% - 4.500%, 4/4/2002 - 3/4/2003	416,839,097
222,848,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.800% - 4.310%, 3/7/2002 - 7/18/2002	221,386,129
301,192,000		Federal Home Loan Mortgage Corp. Notes, 2.500% - 6.625%, 5/15/2002 - 3/15/2003	304,949,935
574,000,000	[2]	Federal National Mortgage Association Discount Notes, 1.820% - 4.380%, 4/5/2002 - 2/7/2003	569,004,066
1,533,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.630% - 2.189%, 3/1/2002 - 5/5/2002	1,532,291,163
603,600,000		Federal National Mortgage Association Notes, 2.250% - 6.750%, 7/5/2002 - 2/14/2003	610,772,017
62,500,000	[2]	Student Loan Marketing Association Discount Note, 1.820%, 7/1/2002	62,114,514
53,000,000		Student Loan Marketing Association Note, 3.760%, 7/16/2002	52,991,028

		TOTAL GOVERNMENT AGENCIES	4,554,870,435

		REPURCHASE AGREEMENTS--61.4%[3]
300,000,000		Banc One Capital Markets, Inc., 1.910%, dated 2/28/2002, due 3/1/2002	300,000,000
403,000,000		Bank of America Securities LLC, 1.900%, dated 2/28/2002, due 3/1/2002	403,000,000
37,229,000		Barclays Capital, Inc., 1.880%, dated 2/28/2002, due 3/1/2002	37,229,000
233,000,000		Barclays Capital, Inc., 1.910%, dated 2/28/2002, due 3/1/2002	233,000,000
550,000,000		BNP Paribas Securities Corp., 1.910%, dated 2/28/2002, due 3/1/2002	550,000,000
554,000,000		Countrywide Securities Corp., 1.910%, dated 2/28/2002, due 3/1/2002	554,000,000
226,000,000	[4]	Credit Suisse First Boston Corp., 1.800%, dated 2/12/2002, due 3/5/2002	226,000,000
125,000,000		Deutsche Bank Alex Brown, Inc., 1.880%, dated 2/28/2002, due 3/1/2002	125,000,000
125,000,000		Goldman Sachs & Co., 1.840%, dated 2/28/2002, due 3/1/2002	125,000,000
400,000,000		Goldman Sachs & Co., 1.860%, dated 2/28/2002, due 3/1/2002	400,000,000
300,000,000		Greenwich Capital Markets, Inc., 1.900%, dated 2/28/2002, due 3/1/2002	300,000,000
250,000,000		J.P. Morgan Securities, Inc., 1.880%, dated 2/28/2002, due 3/1/2002	250,000,000
1,241,611,000		Salomon Brothers, Inc., 1.910%, dated 2/28/2002, due 3/1/2002	1,241,611,000
150,000,000		State Street Bank and Trust Co., 1.860%, dated 2/28/2002, due 3/1/2002	150,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$100,000,000	[4]	Warburg Dillon Reed LLC, 1.750%, dated 12/13/2001, due 3/14/2002	$100,000,000
140,000,000	[4]	Warburg Dillon Reed LLC, 1.750%, dated 12/13/2001, due 3/7/2002	140,000,000
115,000,000	[4]	Warburg Dillon Reed LLC, 1.790%, dated 12/19/2001, due 3/19/2002	115,000,000
250,000,000	[4]	Warburg Dillon Reed LLC, 1.800%, dated 2/1/2002, due 5/6/2002	250,000,000
233,000,000	[4]	Warburg Dillon Reed LLC, 1.800%, dated 2/13/2002, due 5/14/2002	233,000,000
233,000,000	[4]	Warburg Dillon Reed LLC, 1.840%, dated 2/21/2002, due 6/28/2002	233,000,000
923,000,000		Warburg Dillon Reed LLC, 1.910%, dated 2/28/2002, due 3/1/2002	923,000,000
200,000,000		Westdeutsche Landesbank Girozentrale, 1.910%, dated 2/28/2002, due 3/1/2002	200,000,000

		TOTAL REPURCHASE AGREEMENTS	7,088,840,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$11,643,710,435

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 The repurchase agreements are collateralized fully by U.S. Treasury and government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($11,549,309,642) at February 28, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2002

Assets:
Investments in securities	$4,554,870,435
Investments in repurchase agreements	7,088,840,000

Total investments in securities, at amortized cost and value		$11,643,710,435
Cash		24,300,774
Income receivable		17,197,710
Receivable for shares sold		178,141,374

TOTAL ASSETS		11,863,350,293

Liabilities:
Payable for investments purchased	260,904,579
Payable for shares redeemed	44,654,492
Income distribution payable	3,819,518
Accrued expenses	4,662,062

TOTAL LIABILITIES		314,040,651

Net assets for 11,549,309,642 shares outstanding		$11,549,309,642

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$9,722,643,621 ÷ 9,722,643,621 shares outstanding		$1.00

Retirement Shares:
$1,826,666,021 ÷ 1,826,666,021 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2002

Investment Income:
Interest		$401,911,960

Expenses:
Investment adviser fee	$46,880,163
Administrative personnel and services fee	8,586,083
Custodian fees	360,521
Transfer and dividend disbursing agent fees and expenses--Investment Shares	7,626,704
Transfer and dividend disbursing agent fees and expenses--Retirement Shares	6,474,155
Directors'/Trustees' fees	85,325
Auditing fees	13,468
Legal fees	8,685
Portfolio accounting fees	764,274
Shareholder services fee--Investment Shares	25,227,835
Shareholder services fee--Retirement Shares	3,291,017
Share registration costs	722,674
Printing and postage--Investment Shares	534,578
Printing and postage--Retirement Shares	664,834
Insurance premiums	11,926
Miscellaneous	32,462

TOTAL EXPENSES		101,284,704

Net investment income		$300,627,256

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$300,627,256	$521,700,608

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(277,256,090)	(521,700,608)
Retirement Shares	(23,371,166)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(300,627,256)	(521,700,608)

Share Transactions:
Proceeds from sale of shares	45,705,305,854	43,654,323,696
Net asset value of shares issued to shareholders in payment of distributions declared	305,315,748	510,250,084
Cost of shares redeemed	(45,480,348,635)	(41,906,837,317)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	530,272,967	2,257,736,463

Change in net assets	530,272,967	2,257,736,463

Net Assets:
Beginning of period	11,019,036,675	8,761,300,212

End of period	$11,549,309,642	$11,019,036,675

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2002

ORGANIZATION

Edward Jones Money Market Fund (formerly, Edward D. Jones & Co. Daily Passport Cash Trust) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

On April 5, 2001, the Board of Trustees (the "Trustees") approved the Fund's name change to Edward Jones Money Market Fund. On May 21, 2001, a new class of shares known as Retirement Shares became effective and the existing class of shares was designated as Investment Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized as required. Distributions to shareholders are recorded on the ex-dividend date.

As of February 28, 2002, the tax composition of dividends was as follows:

Ordinary income	$300,627,256

Long-term capital gains	--

As of February 28, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,819,518

Undistributed long-term gains	--

Unrealized appreciation	--

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At February 28, 2002, capital paid-in aggregated $11,549,309,642.

Transactions in shares were as follows:

Year Ended February 28	2002	2001
Investment Shares:
Shares sold	32,642,046,738	43,654,323,696
Shares issued to shareholders in payment of distributions declared	283,053,361	510,250,084
Shares redeemed	(34,221,493,153)	(41,906,837,317)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(1,296,393,054)	2,257,736,463

Period Ended February 28	2002 [1]
Retirement Shares:
Shares sold	13,063,259,116
Shares issued to shareholders in payment of distributions declared	22,262,387
Shares redeemed	(11,258,855,482)

NET CHANGE RESULTING FROM RETIREMENT SHARE TRANSACTIONS	1,826,666,021

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	530,272,967

1 For the period from May 21, 2001 (date of initial public investment) to February 28, 2002.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research Ltd., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on average daily net assets of the Fund as follows: 0.500% on the first $500 million; 0.475% on the second $500 million; 0.450% on the third $500 million; 0.425% on the fourth $500 million; and 0.400% on amounts more than $2 billion.

Adviser's Background

Passport Research, Ltd. is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company ("FIMCO"), is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is owned by Federated Investors, Inc. Edward D. Jones & Co. L.P. is the limited partner of the Adviser and has a 49.5% interest in the Adviser.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

Edward D. Jones & Co. L.P. serves as transfer and dividend disbursing agent for the Fund. The fee paid to Edward D. Jones & Co. L.P. is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF EDWARD JONES MONEY MARKET FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Edward Jones Money Market Fund (formerly, Edward D. Jones & Co. Daily Passport Cash Trust) (the "Fund"), as of February 28, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2002 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Edward Jones Money Market Fund at February 28, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
April 12, 2002

Board of Trustees and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1980	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND TRUSTEE Began serving: June 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: November 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).
..
Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT

Susan R. Hill has been the Fund's Portfolio Manager since 1993. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

A Statement of Additional Information (SAI) dated April 30, 2002 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451

EdwardJones

Investment Company Act File No. 811-2993

Cusip 48019P102
Cusip 48019P201


8032801A (4/02)


Edward Jones Money Market Fund



STATEMENT OF ADDITIONAL INFORMATION


April 30, 2002


INVESTMENT SHARES
RETIREMENT SHARES


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Edward Jones Money Market Fund (Fund), dated April 30, 2002. Obtain the prospectus without charge by calling 1-800-341-7400.



Federated
World-Class Investment Manager
Edward Jones Money Market Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

8032801B (4/02)


CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

How is the Fund Sold? 5

Redemption in Kind 5

Massachusetts Partnership Law 6

Account and Share Information 6

Tax Information 6

Who Manages and Provides Services to the Fund? 6

How Does the Fund Measure Performance? 12

Who is Federated Investors, Inc.? 13

Addresses 14

How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 9, 1980. The Board of Trustees (Board) has established two classes of shares of the Fund, known as Investment Shares and Retirement Shares. This SAI relates to both classes of Shares. The Fund changed its name from Edward D. Jones & Co. Daily Passport Cash Trust to Edward Jones Money Market Fund on April 5, 2001. The Fund's investment adviser is Passport Research, Ltd. (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

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The Fund is permitted to invest in any high quality money market instrument. As a matter of investment policy, however, the Fund presently limits its investments to the U.S. government securities described in the prospectus and repurchase agreements collateralized by U.S. government securities. The purpose of this policy is to minimize any credit risk associated with the Fund's investments. This policy may be changed at the discretion of the Board.


SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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Corporate Debt Securities

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Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass-through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risk of a zero coupon security.

Insurance Contracts

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Board and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Repurchase Agreements

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Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Fund does not intend to engage in deliver transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Reverse Repurchase Agreements

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Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

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Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RATINGS

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The highest rating category of a nationally recognized statistical rating organization (NRSRO) is determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service ("Moody's") or F-1+, F-1 or F-2 by Fitch Ratings ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed income securities receive credit ratings from services such as S&P and Moody's. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the U.S. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Prepayment Risks

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing or foreclosure of the underlying loans. If the Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

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The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

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Money market instruments include, but are not limited to, U.S. Treasury Bills, all other marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government obligations"), instruments of banks and savings and loans which are members of the Federal Deposit Insurance Corporation (FDIC) or Federal Savings and Loan Insurance Corporation (FSLIC) (such as certificates of deposit, demand and time deposits, savings shares and bankers' acceptances; these instruments are not necessarily guaranteed by the FDIC or FSLIC), repurchase agreements (an instrument where the seller agrees to repurchase the instrument at the time of sale at a mutually agreed upon time and price), and prime commercial paper including variable amount demand master notes.

The Fund will not invest in instruments issued by banks or savings and loans unless: (a) at the time of investment they have capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements); or (b) the principal amount of the instrument is insured in full by the FDIC or FSLIC. To the extent the Fund purchases Eurodollar certificates of deposit issued by foreign branches of domestic U.S. banks, consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations and the possible impact of interruptions in the flow of international currency transactions.

Commercial paper investments will be limited to commercial paper rated A-1 or A-2 by S&P, Prime 1 or Prime 2 by Moody's or F-1 or F-2 by Fitch. In the case where commercial paper has received different ratings from different services, such commercial paper is an acceptable investment so long as at least one rating was a high quality rating and provided the Board or its designee determines that such investment presents minimal credit risks.

The Fund may purchase money market instruments, including bank instruments and commercial paper, which are not rated but are determined by the Board or its designee to be of comparable quality to the other bank or corporate obligations in which the Fund may invest.

The Fund may also purchase U.S. Government obligations on a when-issued or delayed delivery basis. Although the money market instruments purchased by the Fund represent unconditional promises to repay the entire investment proceeds at maturity, this in itself does not suggest that the shares of the Fund are themselves guaranteed. The investment policies outlined above permit investment in a wide variety of money market instruments and it is anticipated that investment emphasis will shift within available categories of instruments depending on the current condition of the money market.

The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations.

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The investment objective and policies may not be changed by the Fund's Board without shareholder approval.

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INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

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The Fund will not purchase any money market instruments on margin or sell any money market instruments short but it may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

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Borrowing Money

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Investing in Commodities or Real Estate

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The Fund will not invest in commodities, commodity contracts or real estate, except that it may purchase money market instruments issued by companies which invest in or sponsor interests therein.

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Pledging Assets

The Fund will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

Underwriting

The Fund will not engage in underwriting of securities issued by others, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Lending Cash or Securities

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The Fund will not lend any of its assets (except that it may purchase or hold money market instruments, to include repurchase agreements and variable amount demand master notes, permitted by the investment objective and policies).

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Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry.

However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

Issuing Senior Securities

The Fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Fund.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Acquiring Securities

The Fund will not acquire the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.

Investing in Restricted Securities

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The Fund may invest in restricted securities. Restricted securities are any securities that are subject to restrictions on resale under federal securities law. The Fund may invest without limitation in restricted securities which are determined to be liquid under criteria established by the Board. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to not more than 10% of its net assets.

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The Fund did not borrow money, pledge securities or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

For purposes of the diversification limitation, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

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Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

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The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

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The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and pay them fees.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

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As of April 2, 2002, there were no shareholders who owned of record, beneficially, or both, 5% or more of outstanding Shares.

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Fund comprises one portfolio and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds-six portfolios; CCMI Funds--one portfolio; FirstMerit Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

As of April 2, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1980	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$000.00	$0

J. Christopher Donahue* Birth Date: April 11, 1949 EXECUTIVE VICE PRESIDENT AND TRUSTEE Began serving: June 1995

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$000.00	$0

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$7,598.97	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$8,359.74	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$8,359.74	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: November 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).	$8,359.74	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: November 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$7,598.97	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$7,598.97	$117,117.14

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$8,359.74	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$8,710.55	$117,117.14

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$7,598.97	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: November 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$7,598.97	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Positions
Richard B. Fisher Birth Date: May 17, 1923 PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT

Susan R. Hill has been the Fund's Portfolio Manager since 1993. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

** Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated Investors, Inc. and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	1

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund's internal audit function; review compliance with the Fund's code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001


Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

Passport Research, Ltd. is a Pennsylvania limited partnership. Its general partner is Federated Investment Management Company, a wholly owned investment advisory subsidiary of Federated, with a 50.5% interest. Its limited partner is Edward D. Jones & Co. L.P., with a 49.5% interest.


As required by the Investment Company Act of 1940 (1940 Act), the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to other funds in the Federated fund family.



In assessing the adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the adviser's industry standing and reputation and in the expectation that the adviser will have a continuing role in providing advisory services to the Fund.



The Board also considers the compensation and benefits received by the adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.



The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the adviser and its affiliates; compliance and audit reports concerning the Funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the funds and/or Federated are responding to them.



The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute fund trades.



The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the Federated family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by Federated.


Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings (IPO) are made independently from any other accounts, and much of that fund's non-IPO trading may also be conducted independently from other accounts.


ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

In addition, the Fund's Distributor provides administrative personnel and services to Federated Services Company for which it receives a fee equal to approximately 0.039% of average daily net assets of the Fund.

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Edward D. Jones & Co., L.P. maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS


The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES


For the Year Ended February 28	2002	2001	2000
Advisory Fee Earned	$46,880,163	$39,385,700	$34,194,313

Advisory Fee Reduction	0	0	0

Advisory Fee Reimbursement	0	0	0

Brokerage Commissions	0	0	0

Administrative Fee	8,586,083	7,179,046	6,207,980

Shareholder Services Fee:

Investment Shares	25,227,835	23,834,813	--

Retirement Shares	3,291,017	--	--

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses and various other factors.


Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-, five- and ten-year periods ended February 28, 2002.



Yield and Effective Yield are given for the 7-day period ended February 28, 2002.


	7-Day Yield	1 Year	5 Years	10 Years
Investment Shares:
Total Return	N/A	2.75%	4.45%	4.08%
Yield	1.20%	N/A	N/A	N/A
Effective Yield	1.21%	N/A	N/A	N/A

	7-Day Yield	Start of Performance on 5/21/2001
Retirement Shares:
Total Return	N/A	1.41%
Yield	0.72%	N/A
Effective Yield	0.72%	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.


The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services Inc.

Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instruments" category in advertising and sales literature.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds


In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion and $552 billion, respectively. Federated trades approximately $133.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed more than $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $44.8 billion and $34.6million, respectively.


The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET


Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

EDWARD JONES MONEY MARKET FUND


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Passport Research, Ltd.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Edward D. Jones & Co., L.P.
201 Progress Parkway
Maryland Heights, MO 63043

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.

Item 23.    Exhibits:
            --------

                   (a)  Conformed copy of the Declaration of Trust, as
                      amended;
                          (15)
                         (i) Conformed copy of the Restatement and Amendment
                         No. 4 to the Declaration of Trust, dated
                         April 2, 1999; (19)
                         (ii) Conformed copy of Amendment No. 5 to the Amended
                         and Restated Declaration of Trust, dated May 17, 2000;
                         (19)
                         (iii) Conformed copy of Amendment No. 6 to the Amended
                         and Restated Declaration of Trust, dated November 15, 2000;
                        (19)
                   (b)  (i) Copy of By-Laws of the Registrant as amended and restated; (15)
                        (ii) Copy of Amendment No. 3 to the By-Laws; (17)
                       (iii)Copy of Amendment No. 4 to the By-Laws; (18)
                        (iv) Copy of Amendment No. 5 to the By-Laws; (18)
                        (v)  Copy of Amendment No. 6 to the By-Laws; (18)
                        (vi) Copy of Amendment No. 7 to the By-Laws; (18)
                        (vii) Copy of Amended and Restated By-Laws, effective
                        April 2, 1999; (19)
                   (c)  Copy of Specimen Certificate for Shares of Beneficial Interest of
                        the Registrant; (15)
(d)   Conformed copy of the Investment Advisory Contract of the Registrant; (11)
                        (i) Conformed copy of Amendment to Investment Advisory Contract
                        Between Edward Jones Money Market Fund and Passport Research, LTD.
                        (+)
                   (e)  (i)  Conformed copy of Distributor's Contract; (11)
                        (ii) Copy of the Selling Group Agreement; (15)
                        (iii)Conformed copy of Amended Distributor's Contract; (+)
                   (f)  Not applicable;
                   (g)  (i)  Conformed copy of the revised Custodian Agreement of the
                             Registrant; (15)
                        (ii) Conformed copy of Domestic Custody Fee
                               Schedule; (17)
                   (h)  (i) Conformed copy of Agreement for Fund Accounting
                                                       Services, Administrative Services,
Transfer
                            Agency Services and Custody Services
                            Procurement; (17)

+     All exhibits have been filed electronically.
------------------------------------------------
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 20 on Form N-1A filed February 20, 1990.  (File Nos. 2-66437 and 811-2993).
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      31 on Form N-1A filed April 20, 1995. (File Nos. 2-66437 and 811-2993).
17.         Response is incorporated by reference to Registrant's Post-Effective
            Amendment No. 34 on Form N-1A filed April 28, 1998. (File Nos. 2-66437 and 811-2993).
18.         Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 35 on Form N-1A filed February 26, 1999. (File Nos. 2-66437 and
      811-2993).
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 35 on Form N-1A filed April 6, 2002. (File Nos. 2-66437 and 811-2993).

                        (ii)  The Registrant hereby incorporates the conformed copy of the
                              Second Amended and Restated Services Agreement from Item
                              (h)(v) of the Investment Series Funds, Inc. Registration
                              Statement on Form N-1A, filed with the Commission on January
                              23, 2002. (File Nos. 33-48847 and 811-07021).
                              (iii).......Conformed copy of Amended and Restated
                                                            Shareholder Services
Agreement; (17)
                        (iv)  Conformed copy of Second Amended and Restated Shareholder
                              Services Agreement; (+)
                              (iv)........Conformed copy of Shareholder Services Sub-
Contract; (15)
                  (i)   Conformed copy of Opinion and Consent of Counsel as to
                        Legality of Shares being registered; (15)
                  (j)   Conformed copy of Consent of Independent Auditors; +
                  (k)   Not applicable;
                  (l)   Conformed copy of Initial Capital Understanding; (15)
                  (m)   Not applicable;
                  (n)   The Registrant hereby incorporates the conformed copy of the
                        Multiple Class Plan from Item (n) of the Federated Total
                        Return Government Bond Fund Registration Statement on Form
                        N-1A, filed with the Commission on April 24, 2002.  (File
                        Nos. 33-60411 and 811-07309).;
                  (o)   (i) Conformed copy of Power of Attorney of the
                            Registrant; (19)
                        (ii) Conformed copy of Power of Attorney of
                             William D. Dawson, III, Chief Investment
                             Officer of the Registrant; (19)
                  (p)  The Registrant hereby incorporates the conformed
                        copy of the Code of Ethics for Access Persons
                        from Item 23(p) of the Federated Managed Allocation
                        Portfolios Registration Statement on Form N-1A filed
                        with the Commission on January 25, 2001. (File Nos.
                        33-51247 and 811-7129).

+     All exhibits have been filed electronically.
------------------------------------------------
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 31 on Form N-1A filed April 20, 1995. (File Nos. 2-66437 and 811-2993).
17.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 34 on Form N-1A filed April 28, 1998. (File Nos. 2-66437 and 811-2993).
19.  Response is incorporated by reference to Registrant's Post-Effective
     Amendment No. 35 on Form N-1A filed April 6, 2002. (File Nos. 2-66437 and 811
     2993).

Item 24.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 25.    Indemnification: (11)
            ---------------

+     All exhibits have been filed electronically.
---------------------------------------------
11.                     Response is incorporated by reference to Registrant's Post-
      Effective Amendment No. 20 on Form N-1A filed February 20, 1990.
      (File Nos. 2-66437 and 811-2993)

Item 26. Business and Other Connections of Investment Adviser:
         ----------------------------------------------------

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining
         Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated
         Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark
         D. Olson (a principal of the firm  Mark D. Olson & Company, L.L.C. and
         Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little Falls Center
         Two, 2751 Centerville Road, Wilmington, DE  19808.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard J. Picchi
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             Robert E. Cauley
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Keith J. Sabol
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             David Burns
                                             Hanan Callas
                                             Regina Chi
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             Adrian Davies
                                             David Dao
                                             Richard J. Gallo
                                             John T. Gentry
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol Kayworth
                                             J. Andrew Kirschler
                                             Ram Kolluri
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa Miller
                                             Thomas Mitchell
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             John Sidawi
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is
         Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
         15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund
         Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:
          -----------------------

          (a)     Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co.
Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.;
Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA
Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund,
Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income
Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance
Series; Federated International Series, Inc.; Federated Investment Series Funds,
Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities
Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities
Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund,
Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S.
Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond
Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.;
FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate
Municipal Trust; Marshall Funds; Money Market Obligations Trust; Regions Morgan
Keegan Select Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance
Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds.

         (b)

        (1)                          (2)                          (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher          President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinley
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              Greg Spralding
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a) of the
            Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

        Edward Jones Money Market           Federated Investors Funds
        Fund                                5800 Corporate Drive
                                            Pittsburgh, Pennsylvania
                                            15237-7000

        State Street Bank and Trust         P.O. Box 8600
        Company ("Custodian")               Boston, Massachusetts
02266-8600

        Federated Shareholder Services Company
        ("Transfer Agent and                Edward D. Jones & Co., L.P.
        Dividend Disbursing Agent")         201 Progress Parkway
                                                Maryland Heights, MO
                                            63043

        Federated Services Company          Federated Investors Tower
        ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, Pennsylvania
                                            15222-3779

        Passport Research, Ltd.             Federated Investors Tower
        ("Adviser")                         1001 Liberty Avenue
                                            Pittsburgh, Pennsylvania
                                            15222-3779

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, EDWARD JONES MONEY MARKET FUND, certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 26th day of April, 2002.

                            EDWARD JONES MONEY MARKET FUND

                  BY: /s/ Leslie K. Ross
                  Leslie K. Ross, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  April 26, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its
Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Leslie K. Ross           Attorney In Fact           April 26,2002
    Leslie K. Ross               For the Persons
    ASSISTANT SECRETARY          Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Richard B. Fisher*                President

J. Christopher Donahue*           Executive Vice President and
                                  Trustee

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                   Accounting Officer)

William D. Dawson, III*           Chief Investment Officer

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney